Credit facilities (Details 2) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Short term loans third parties		$ 312,028	$ 453,867
Deyun Zhou [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions		February 2023 (repaid in January 2023)
Short term loans third parties interest rate	[1]	0.00%
Short term loans third parties collateral guarantee descriptions	[1]	None
Short term loans third parties			71,792
Lingyu Ye [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions		December 2019 (renewed in December 2020, extended to December 2024)
Short term loans third parties interest rate	[1]	0.00%
Short term loans third parties collateral guarantee descriptions	[1]	None
Short term loans third parties		$ 28,237	28,717
Runze Li [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions		December 2024
Short term loans third parties interest rate	[1]	0.00%
Short term loans third parties collateral guarantee descriptions	[1]	None
Short term loans third parties		$ 43,769	109,267
Shanghai Xinjing Construction Labor Service Center [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions		August 2021 (extended to June 2024)
Short term loans third parties interest rate	[1]	0.00%
Short term loans third parties collateral guarantee descriptions	[1]	None
Short term loans third parties		$ 211,784	215,375
Xiamen Haosheng Investing Co Ltd [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions		April 2020 (extended to April 2024)
Short term loans third parties interest rate	[1]	0.00%
Short term loans third parties collateral guarantee descriptions	[1]	None
Short term loans third parties		$ 28,238	$ 28,716

[1]	Permanent difference mainly consisted of the meal and entertainment expenses which is partially non-deductible under PRC income tax law.